Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 94,906	$ 100,991	$ 99,697
FVTPL Securities	13,548	12,904	11,611
FVOCI Securities	67,434	68,668	62,440
Business and Government Loans	222,857	221,253	194,456
Investment contract liabilities	1,011		800
Derivative Assets
Derivative Assets	22,200	20,627	26,204
Derivative Liabilities
Derivative Liabilities	23,613	$ 21,549	24,411
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	94,906		99,697
FVTPL Securities	13,548		11,611
FVOCI Securities	67,434		62,440
Business and Government Loans	2,230		1,450
Securities sold but not yet purchased	27,375		28,804
Structured note liabilities and other note liabilities	16,005		14,186
Investment contract liabilities	1,011		800
Fair value liabilities	44,391		43,790
Derivative Assets
Derivative Assets	22,200		26,204
Derivative Liabilities
Derivative Liabilities	23,613		24,411
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,634		10,320
FVTPL Securities	676		431
FVOCI Securities	11,044		12,805
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,975		8,702
FVTPL Securities	1,256		946
FVOCI Securities	7,147		6,862
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,577		9,517
FVTPL Securities	73		69
FVOCI Securities	17,516		16,823
Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	457		1,216
FVOCI Securities	4,165		3,655
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,766		1,411
FVTPL Securities	49
FVOCI Securities	7,065		4,790
Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,771		9,184
FVTPL Securities	5		7
FVOCI Securities	14,943		13,687
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,848		9,198
FVTPL Securities	7,972		6,821
FVOCI Securities	5,475		3,756
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	193		199
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	46,685		49,950
FVTPL Securities	3,517		3,337
FVOCI Securities	79		62
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	9,607		8,977
Derivative Liabilities
Derivative Liabilities	7,169		8,634
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	10,340		12,999
Derivative Liabilities
Derivative Liabilities	12,069		11,854
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	1,130		2,060
Derivative Liabilities
Derivative Liabilities	1,659		1,456
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	1,071		2,158
Derivative Liabilities
Derivative Liabilities	2,611		2,430
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	52		10
Derivative Liabilities
Derivative Liabilities	105		37
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	69,536		76,852
FVTPL Securities	2,314		2,172
FVOCI Securities	34,744		37,232
Securities sold but not yet purchased	18,237		26,336
Fair value liabilities	18,237		26,336
Derivative Assets
Derivative Assets	379		486
Derivative Liabilities
Derivative Liabilities	286		557
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,593		9,107
FVTPL Securities	526		328
FVOCI Securities	9,707		11,978
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,320		4,013
FVTPL Securities	159		219
FVOCI Securities	4,376		3,315
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,253		9,465
FVTPL Securities	6		69
FVOCI Securities	15,564		16,823
Valued using quoted market prices [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	18		78
FVOCI Securities			14
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,187		1,210
FVOCI Securities	2,837		3,143
Valued using quoted market prices [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	31		60
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,450		2,973
FVTPL Securities	80		178
FVOCI Securities	2,260		1,959
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	46,684		49,946
FVTPL Securities	1,543		1,378
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	13		18
Derivative Liabilities
Derivative Liabilities	8		14
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	6		16
Derivative Liabilities
Derivative Liabilities	8		2
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	146		166
Derivative Liabilities
Derivative Liabilities	141		295
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	214		286
Derivative Liabilities
Derivative Liabilities	129		246
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	25,098		22,583
FVTPL Securities	9,328		7,614
FVOCI Securities	32,610		25,145
Business and Government Loans	66
Securities sold but not yet purchased	8,966		2,468
Structured note liabilities and other note liabilities	16,005		14,186
Investment contract liabilities	1,011		800
Fair value liabilities	25,982		17,454
Derivative Assets
Derivative Assets	21,821		25,718
Derivative Liabilities
Derivative Liabilities	23,326		23,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,041		1,213
FVTPL Securities	150		103
FVOCI Securities	1,337		827
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,655		4,689
FVTPL Securities	1,097		727
FVOCI Securities	2,771		3,547
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,324		52
FVTPL Securities	67
FVOCI Securities	1,952
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	439		1,138
FVOCI Securities	4,164		3,640
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	579		201
FVTPL Securities	49
FVOCI Securities	4,228		1,647
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,494		8,869
FVTPL Securities	5		7
FVOCI Securities	14,943		13,687
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6,372		6,218
FVTPL Securities	7,892		6,643
FVOCI Securities	3,215		1,797
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	193		199
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1		4
FVTPL Securities	68		134
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	9,594		8,959
Derivative Liabilities
Derivative Liabilities	7,161		8,620
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	10,334		12,983
Derivative Liabilities
Derivative Liabilities	12,061		11,852
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	984		1,894
Derivative Liabilities
Derivative Liabilities	1,518		1,161
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	857		1,872
Derivative Liabilities
Derivative Liabilities	2,482		2,183
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	52		10
Derivative Liabilities
Derivative Liabilities	104		36
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	272		262
FVTPL Securities	1,906		1,825
FVOCI Securities	80		63
Business and Government Loans	2,164		1,450
Securities sold but not yet purchased	172
Fair value liabilities	172
Derivative Liabilities
Derivative Liabilities	1		2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1		1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	246		255
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	26		7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	1,906		1,825
FVOCI Securities	79		62
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities			1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 1		$ 1